Label	Element	Value
BNY Mellon Global Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 13 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47.66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.66%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries. The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI EM Index), the fund's benchmark index. The MSCI EM Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of publicly-traded stocks issued by companies in emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East. The fund also may invest in companies organized or with their principal place of business, or majority of assets or business, in developed markets and pre-emerging markets, also known as frontier markets. The fund may invest in equity securities of companies with any market capitalization.

Newton Investment Management Limited (NIM), an affiliate of BNY Mellon Investment Adviser, Inc., is the fund's sub-adviser. NIM employs a fundamental bottom-up investment process that emphasizes quality, return on capital employed and governance. The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable global economic, industrial, or social trends that NIM believes will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. NIM then identifies specific companies using investment themes to help it focus on areas where the thematic and strategic research indicates positive returns are likely to be achieved.

The fund's sub-adviser typically considers selling a security as a result of one or more of the following:

● a change in investment theme or strategy;

● profit-taking;

● a significant change in the prospects of the company;

● price movement and market activity have created an excessive valuation; or

● unfavorable relative risk/reward balance versus other opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

● Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

● Emerging market risk. The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

● Frontier market risk. The risks associated with investments in frontier market countries include all the risks described above for investments in foreign securities and emerging markets, although the risks are magnified for frontier market countries. Because frontier markets are among the smallest, least mature and least liquid of the emerging markets, investments in frontier markets generally are subject to a greater risk of loss than investments in developed markets or traditional emerging markets. Frontier market countries have smaller economies, less developed capital markets, greater market volatility, lower trading volume, more political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets.

● Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

● Market capitalization risk (small-, mid- and large-cap stock risk). To the extent the fund emphasizes small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

● Management risk. The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

● Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.im.bnymellon.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2, 2020: 27.24% Worst Quarter Q1, 2020: -18.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.64%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/22)
BNY Mellon Global Emerging Markets Fund | MSCI Emerging Markets Index reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2014
BNY Mellon Global Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total other expenses	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.25%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	959
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	959
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,048
Annual Return 2015	rr_AnnualReturn2015	(8.29%)
Annual Return 2016	rr_AnnualReturn2016	1.33%
Annual Return 2017	rr_AnnualReturn2017	45.59%
Annual Return 2018	rr_AnnualReturn2018	(23.87%)
Annual Return 2019	rr_AnnualReturn2019	22.95%
Annual Return 2020	rr_AnnualReturn2020	58.46%
Annual Return 2021	rr_AnnualReturn2021	(3.36%)
Annual Return 2022	rr_AnnualReturn2022	(23.59%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.97%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
BNY Mellon Global Emerging Markets Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
BNY Mellon Global Emerging Markets Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
BNY Mellon Global Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.31%
Total other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,385
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
BNY Mellon Global Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,278
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	329
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	575
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,278
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
BNY Mellon Global Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,143
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%. On or after March 1, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.